MASTER TRUST - Narrative (Details) - EBP 008	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
EBP, Master Trust [Line Items]
Contract value of investments	$ 278,342,514	$ 282,990,601
Minimum crediting interest rate	0